Share-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation [Abstract]
Stock options outstanding, Opening balance	18,208	18,227
No. of Options, Exercised	(713)	(163)
No of Options, Granted	4,241	2,422
No. of Options, Forfeited	(489)	(440)
No. of Options, Expired	(1,796)	(1,838)
Stock options outstanding, Closing balance	19,451	18,208
No of Options, Vested and expected to vest at December 31, 2011	18,821
No of Options, Exercisable at December 31, 2011	13,891
WEAP, Opening balance	$ 13.14	$ 15.57
WEAP, Exercised	$ 6.22	$ 2.54
WEAP, Granted	$ 7.62	$ 6.74
WEAP, Forfeited	$ 8.84	$ 9.28
WAEP, Expired	$ 32.01	$ 30.71
WEAP, Closing balance	$ 10.55	$ 13.14
WEAP, Vested and expected to vest at December 31, 2011	$ 10.66
WEAP, Exercisable at December 31, 2011	$ 11.51
Weighted Average Remaining Contractual Life, Outstanding at December 31,2011 (in years)	5.70
Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2011 (in years)	5.60
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2011 (in years)	4.40
Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 87.20
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2011	83.20
Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 53.70